Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Revenue	$ 1,541,189	$ 1,321,224
Operating loss	(323,596)	(232,057)
Depreciation and amortization	365,660	377,746
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Total assets	3,636,043	3,892,931
Goodwill		205,167	$ 207,399
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,541,189	1,321,224
Operating loss	(198,073)	(88,078)
Depreciation and amortization	365,660	377,746
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Total assets	3,636,043	3,892,931
Goodwill		205,167
Capital expenditures	126,143	98,002
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,396,492	1,173,930
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,396,492	1,173,930
Operating loss	(129,965)	(6,930)
Depreciation and amortization	334,555	334,587
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Total assets	3,301,457	3,491,393
Goodwill		205,167
Capital expenditures	108,610	69,076
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	150,760	154,146
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	150,760	154,146
Operating loss	(8,998)	(17,750)
Depreciation and amortization	23,879	29,638
Total assets	170,113	209,353
Capital expenditures	5,004	4,509
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Operating loss	(59,110)	(63,398)
Depreciation and amortization	7,226	13,521
Total assets	164,473	192,185
Capital expenditures	12,529	24,417
Inter- Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(6,063)	(6,852)
Inter- Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (6,063)	$ (6,852)